Trade Accounts Receivable - Summary of Financial Assets That Are Either Past Due or Impaired (Detail) - Trade receivables [member]	12 Months Ended
	Dec. 31, 2017 ARS ($) d	Dec. 31, 2016 ARS ($) d
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,282,433,797	$ 730,453,241
More than 91 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	37,439,555	26,220,999
0 to 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	164,083,454	61,409,894
31 to 60 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,355,633	17,361,956
61 to 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,919,318	10,014,138
Financial assets past due but not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 208,774,668	$ 92,148,059
Average age | d	27	32
Financial assets past due but not impaired [member] | More than 91 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 18,416,263	$ 3,362,071
Financial assets past due but not impaired [member] | 0 to 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	164,083,454	61,409,894
Financial assets past due but not impaired [member] | 31 to 60 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,355,633	17,361,956
Financial assets past due but not impaired [member] | 61 to 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,919,318	10,014,138
Financial assets impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,023,292	22,858,928
Financial assets impaired [member] | More than 91 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 19,023,292	$ 22,858,928